Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	4,207,068	1,617,325
Common stock, shares outstanding	4,207,068	1,617,325